Statements of financial position - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 1,252,702	$ 179,724
Gold bullion	1,933,002,024	1,816,233,356
Silver bullion	1,026,685,129	991,819,401
Total assets	2,960,939,855	2,808,232,481
Current liabilities
Accounts payable	1,157,126	1,515,439
Total liabilities	1,157,126	1,515,439
Equity
Unitholders' capital	2,733,096,689	3,020,725,601
Unit premiums and reserves	62,184	2,447
Retained earnings (deficit)	226,623,856	(214,011,006)
Total equity (note 7)	2,959,782,729	2,806,717,042
Total liabilities and equity	$ 2,960,939,855	$ 2,808,232,481
Total equity per Unit	$ 15.19	$ 13.03